ACCRUED EXPENSES - Vallon - 10-K (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accrued Expenses [Line Items]
Research and development	$ 75	$ 0
General and administrative	188	0
Payroll and related	880	36
Total accrued expenses	$ 1,143	36
Vallon Pharmaceuticals, Inc.
Accrued Expenses [Line Items]
Research and development		42	$ 894
General and administrative		268	183
Payroll and related		401	291
Licensing related		0	62
Total accrued expenses		$ 711	$ 1,430